RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN (Details 1) - USD ($)	Mar. 31, 2020	Mar. 31, 2019
Investments In Operating Limited Partnerships For Tax Purposes And Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	$ 14,940,197	$ 19,222,164
Impairment loss in investment in operating limited partnerships	(38,300,568)	(45,260,615)
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	(12,838,449)	(13,981,780)
Other	36,198,820	40,020,231
Investments in operating limited partnerships - as reported	0	0
Series 47 [Member]
Investments In Operating Limited Partnerships For Tax Purposes And Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	3,276,811	4,220,349
Impairment loss in investment in operating limited partnerships	(8,724,000)	(12,005,556)
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	(750,844)	(1,968,815)
Other	6,198,033	9,754,022
Investments in operating limited partnerships - as reported	0	0
Series 48 [Member]
Investments In Operating Limited Partnerships For Tax Purposes And Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	(834,409)	811,629
Impairment loss in investment in operating limited partnerships	(2,854,185)	(6,247,466)
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	(1,002,710)	(1,622,844)
Other	4,691,304	7,058,681
Investments in operating limited partnerships - as reported	0	0
Series 49 [Member]
Investments In Operating Limited Partnerships For Tax Purposes And Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	12,497,795	14,190,186
Impairment loss in investment in operating limited partnerships	(26,722,383)	(27,007,593)
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	(11,084,895)	(10,390,121)
Other	25,309,483	23,207,528
Investments in operating limited partnerships - as reported	$ 0	$ 0